Non-controlling interest - Summarized income statement - (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenue	$ 232,371	$ 205,118
Income before income tax	52,180	9,488
Income tax expense	(26,340)	(10,348)
Total income	25,840	(860)
Total income attributable to non-controlling interests	7,026	3,785
Corona
Disclosure of subsidiaries [line items]
Revenue	168,657	154,153
Income before income tax	62,735	30,855
Income tax expense	(24,047)	(10,014)
Total income	38,688	20,841
Total income attributable to non-controlling interests	7,026	3,785
Dividends paid to non-controlling interests	$ (2,883)	$ (3,372)